SCHEDULE OF CONDENSED CASH FLOWS (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net loss	$ (5,112)	$ 1,038,689	$ (54,616)	$ 4,244,525
Adjustments to reconcile net loss to net cash used by operating activities:
Net cash used in operating activities		(446,855)		(2,183)
Investing activities:
Net cash used in investing activities				(172,500,000)
Financing activities:
Net cash provided by financing activities				173,563,104
Net decrease in cash and cash equivalents		(446,855)		1,060,921
Old Glory Holding Co [Member]
Operating activities:
Net loss		(4,545,000)	(4,114,000)	(14,842,000)	$ (14,486,000)
Adjustments to reconcile net loss to net cash used by operating activities:
Net cash used in operating activities		(6,591,000)	(2,230,000)	(12,868,000)	(12,065,000)
Investing activities:
Net cash used in investing activities		(45,332,000)	(26,346,000)	(176,818,000)	(1,961,000)
Financing activities:
Net cash provided by financing activities		25,494,000	23,353,000	87,479,000	98,827,000
Net decrease in cash and cash equivalents		(26,429,000)	(5,223,000)	(102,207,000)	84,801,000
Parent Company [Member] | Old Glory Holding Co [Member]
Operating activities:
Net loss				(14,842,000)	(14,486,000)
Adjustments to reconcile net loss to net cash used by operating activities:
Undistributed loss of subsidiary				13,375,000	13,631,000
Net cash used in operating activities				(1,467,000)	(855,000)
Investing activities:
Capital transfer to bank subsidiary				(12,307,000)	(12,830,000)
Net cash used in investing activities				(12,307,000)	(12,830,000)
Financing activities:
Exercise of stock options & warrants				10,000	386,000
Issuance of Reg D Class A shares				3,120,000	12,542,000
Issuance of Reg D Class B shares				2,880,000
Issuance of Reg A Class B shares				7,780,000	939,000
Net cash provided by financing activities				13,790,000	13,867,000
Net decrease in cash and cash equivalents				16,000	182,000
Cash and cash equivalents, beginning of year		$ 212,000	$ 196,000	196,000	14,000
Cash and cash equivalents, end of year	$ 196,000			212,000	196,000
Non-Cash Investing Activities:
Dividend to bank subsidiary for stock compensation				$ 1,099,000	$ 687,000